Debt - Breakdown between long term and short term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 9,992	€ 74		€ 220
Other loans and similar borrowings	62	3		5
Lease liabilities	2	37
Total debt	10,055	114	€ 392	225	€ 482
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings, short-term	13
Bank borrowings		74		146
Other loans and similar borrowings	3	3		5
Lease liabilities	2	35
Total debt	18	112		151
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	9,979			74
Other loans and similar borrowings	59
Lease liabilities		2
Total debt	€ 10,037	€ 2		€ 74